         Annual Report


                        DIVERSIFIED
                        SMALL-CAP
                        GROWTH FUND

                        -----------------
                        DECEMBER 31, 1997
                        -----------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

  REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
  Diversified Small-Cap Growth Fund

 . The fund commenced operations on the eve of stock market turbulence following currency crises in Southeast Asia. Large-cap and value stocks recovered fairly well, but small-cap growth stocks lagged.

 . The fund's six-month return of 7.10% was basically in line with its Russell benchmark index but underperformed the Lipper Small Cap Fund Index, which also contains value-oriented funds.

 . The portfolio spans a wide range of industries, with computer services and software being the largest category of holdings at present -- 14.5% of net assets.

 . Attractive valuations and good fundamentals should ultimately result in good performance for small-cap growth stocks relative to the market.

FELLOW SHAREHOLDERS


 This is our first report since the fund's inception on June 30, 1997, and we would like to welcome you as shareholders. As it turned out, your fund got under way on the eve of a tremendous pickup in stock market volatility, triggered by turmoil in Southeast Asia. Nevertheless, the market and your fund posted solid returns for the second half.

Each of the last two quarters of 1997 had a distinct personality. The third quarter was sizzling for small growth companies, and the fund gained 13.7%. The best performance from June through August belonged to the most volatile companies--in other words, risk was rewarded. Micro-cap stocks beat small-caps, which in turn beat large-caps, while lack of earnings or operating history was not a hindrance to performance.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------


Period Ended 12/31/97                                                 6 Months
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund                                        7.10%
 ................................................................................
Russell 2000 Growth Index                                                7.34
 ................................................................................
Lipper Small Cap Fund Index                                              8.50
 ................................................................................


The picture soon changed abruptly, with a sell-off in stocks triggered by an Asian economic and currency crisis. Volatility increased significantly across the overall market, and we witnessed a "flight to quality" as investors sought the relative safety of large-cap issues with low valuations. The year ended with a pattern of returns that was almost a mirror image of the prior quarter's -- riskier stocks were the worst performers. In the final quarter of 1997, the fund lost 5.9%.

The fund's return of 7.1% during the second half put it in line with the small growth stock sector of the U.S. market. We will be using two different indices for comparative purposes. The Lipper Small Cap Fund Index represents the average return of the 30 largest small-company funds. These 30 funds follow a variety of investment styles ranging from all-growth at one end to all-value at the other, so the average doesn't have as much exposure to rapidly growing companies as the fund. In periods when the performance difference between growth and value is significant, the fund will deviate from the Lipper index. Over the past six months, value stocks strongly outperformed growth, and our performance relative to the Lipper index shows this effect.

The second benchmark is the Russell 2000 Growth Index, which represents the faster-growing companies in the Russell 2000, a widely known index of small-company performance. Over time, this should be a reasonably good barometer of the fund's performance.

STRATEGY REVIEW

We'd like to summarize our investment philosophy and strategy, since this is the first report. The fund invests in the shares of small companies that are growing their earnings at a rapid rate. Unlike many other funds investing in this sector of the market, this fund has a very broadly diversified portfolio: its largest holding is well under 1% of net assets, and the 25 largest compose less than 13%. At year-end, we held just over 300 securities. Our objective with wide diversification is to capture the general performance of the small-cap sector of the market while minimizing the impact of any individual stock. Small-cap growth stocks can be extremely volatile. The stocks typically carry high valuations based on forecasts of future growth, and when a company announces disappointing news, its stock can fall 50% or more in a single day. This is a fact of life in the small-cap growth sector of the market, so we prefer to limit the weight of a single name in the portfolio.

Another key aspect of the fund's investment program is the use of quantitative strategies for determining the overall characteristics of the portfolio and as an aid in selecting individual stocks. Our database of investment-related information ranges from historical accounting data to prospective earnings forecasts, and we use a number of proprietary decision rules and data screens to help manage the portfolio. We also take advantage of the sizable resources at T. Rowe Price devoted to fundamental research for small companies and believe the combination of these resources with quantitative tools creates a unique product.

Other important characteristics of the fund's approach include remaining fully invested and paying careful attention to transaction costs and portfolio turnover. Few managers have demonstrated the ability to successfully time stock markets, and since equity returns have far outperformed cash over time, we will remain fully committed to stocks. The rapid rotation between conservative and aggressive stocks exhibited by the market in 1997 epitomizes the difficulty in successfully timing the market. Finally, trading costs for smaller companies can be high, and we think shareholder value can be maximized by maintaining a buy-and-hold approach.

Our companies span a range of industries from mundane to exciting, but they share the prospect of higher earnings growth. Central Parking, a leading operator and consultant in the automobile parking industry, is the largest holding, and other major positions include the satellite and launch vehicle company Orbital Sciences and CIBER, an information systems consulting firm. The fund's average market cap is $872 million; for comparison purposes, the S&P 500's average market cap is $34.0 billion. On average, our companies expect to produce earnings growth in excess of 25% compared with about 13% for the S&P 500, yet our portfolio sells at a P/E ratio just slightly higher.

-------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------


                                 Diversified Small-Cap
As of 12/31/97                             Growth Fund               S&P 500
-----------------------------------------------------------------------------
Market Cap (Investment-
Weighted Median)                          $872 million         $34.0 billion
 .............................................................................
Earnings Growth Rate
Estimated Next 5 Years*                           25.0%                 13.0%
 .............................................................................
P/E Ratio (Based on Next 12
Months' Estimated Earnings)                       20.3X                 19.1X
 .............................................................................


*Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.

The fund's industry exposure is shown in the table following this letter. As a growth-oriented fund, our highest weights are in technology, services, and health care -- all sectors that should produce higher earnings growth than the overall economy. Underweighted sectors include utilities, natural resource-related stocks, and other cyclical issues.

We track the earnings estimates of Wall Street analysts who follow our portfolio companies, and during the fourth quarter over 65% of revisions were upward. This compares with only 49% for the S&P 500 and illustrates that the portfolio companies are generally reporting good news. As earnings growth in the S&P 500 slows down, which we expect to happen next year, investor focus should shift to smaller companies that can continue to generate good growth.


OUTLOOK

The U.S. has been experiencing superb economic and business conditions, and at this time rising interest rates seem unlikely. However, we do not expect another year of strong stock returns like the past few. Although we see no clear signs of a change of course for the market, a number of minor trends could affect 1998 returns. For example, a weakened Southeast Asia could dampen our export markets, thereby restraining the growth of corporate profits. In addition, the valuations of U.S. stocks, particularly U.S. large-caps, fully reflect the good economic conditions, leaving them vulnerable to disappointing news.

Historically, equities have provided the best returns among all asset classes, and we expect this to remain true in the future. However, we would not be surprised if returns were more modest than in the past or if market volatility stayed at currently high levels.

Small-cap growth stocks wax and wane in popularity, and their weak performance relative to the broad market over the past six months has produced favorable conditions for the sector. An attractive relative valuation combined with good fundamentals should ultimately produce better performance, although it's hard to say what the specific catalyst will be or when market leadership will change.

We appreciate your investing in the fund and will work hard to achieve attractive long-term appreciation.



Respectfully submitted,

/s/ Richard T. Whitney

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

January 26, 1998

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 1997

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


INDUSTRY DIVERSIFICATION
Twenty-Five Largest Industries


                                                                   Percent of
                                                                   Net Assets
                                                                    12/31/97
------------------------------------------------------------------------------
Computer Services and Software                                       14.5%
 ..............................................................................
Miscellaneous Business Services                                       9.0
 ..............................................................................
Hospital Supplies/Hospital Management                                 6.7
 ..............................................................................
Specialty Merchandisers                                               6.6
 ..............................................................................
Telecommunications Equipment                                          4.7
------------------------------------------------------------------------------

Bank and Trust                                                        3.9
 ..............................................................................
Electronic Components                                                 3.9
 ..............................................................................
Insurance                                                             3.6
 ..............................................................................
Entertainment and Leisure                                             3.5
 ..............................................................................
Miscellaneous Consumer Products                                       3.1
------------------------------------------------------------------------------

Health Care Services                                                  3.0
 ..............................................................................
Media and Communications                                              2.8
 ..............................................................................
Automobiles and Related                                               2.5
 ..............................................................................
Transportation Services                                               2.5
 ..............................................................................
Electronic Systems                                                    2.4
------------------------------------------------------------------------------

Distribution Services                                                 2.3
 ..............................................................................
Pharmaceuticals                                                       2.2
 ..............................................................................
Energy Services                                                       2.0
 ..............................................................................
Reserves                                                              2.0
 ..............................................................................
Aerospace and Defense                                                 1.9
------------------------------------------------------------------------------

Financial Services                                                    1.9
 ..............................................................................
Exploration and Production                                            1.6
 ..............................................................................
Building and Construction                                             1.4
 ..............................................................................
Education                                                             1.3
 ..............................................................................
Biotechnology                                                         1.3
------------------------------------------------------------------------------

Total                                                                90.6%


T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------




TWENTY-FIVE LARGEST HOLDINGS


                                                                   Percent of
                                                                   Net Assets
                                                                    12/31/97
------------------------------------------------------------------------------
Central Parking                                                       0.6%
 ..............................................................................
Orbital Sciences                                                      0.6
 ..............................................................................
Comair Holdings                                                       0.6
 ..............................................................................
CIBER                                                                 0.5
 ..............................................................................
Concentra Managed Care                                                0.5
------------------------------------------------------------------------------

Medicis Pharmaceutical                                                0.5
 ..............................................................................
CBT                                                                   0.5
 ..............................................................................
IDX Systems                                                           0.5
 ..............................................................................
AAR                                                                   0.5
 ..............................................................................
Spine-Tech                                                            0.5
------------------------------------------------------------------------------

Coast Savings Financial                                               0.5
 ..............................................................................
Eagle Hardware & Garden                                               0.5
 ..............................................................................
LIN Television                                                        0.5
 ..............................................................................
UICI                                                                  0.5
 ..............................................................................
CMAC Investment                                                       0.5
------------------------------------------------------------------------------

Sybron International                                                  0.5
 ..............................................................................
Learning Tree International                                           0.5
 ..............................................................................
Citrix Systems                                                        0.5
 ..............................................................................
HBO                                                                   0.5
 ..............................................................................
Promus Hotel                                                          0.5
------------------------------------------------------------------------------

Imperial Bancorp                                                      0.5
 ..............................................................................
Network Associates                                                    0.5
 ..............................................................................
North Fork Bancorporation                                             0.5
 ..............................................................................
Coach USA                                                             0.5
 ..............................................................................
Astoria Financial                                                     0.5
------------------------------------------------------------------------------
Total                                                                12.8%


T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                 Diversified
                  Small-Cap             Russel 2000        Lipper Small Cap
Date             Growth Fund            Growth Index          Fund Index
----             -----------            ------------       ----------------
6/30/97            $10,000                 $10,000             $10,000
12/97              $10,710                 $10,743             $11,062

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate each year.


                                                       Since      Inception
Period Ended 12/31/97                              Inception           Date
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund                       7.10%       6/30/97
 ................................................................................


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                                                6/30/97
                                                                Through
                                                                12/31/97

NET ASSET VALUE
Beginning of period                                           $     10.00
                                                              ...............

Investment activities
   Net investment income                                            (0.03)*
   Net realized and unrealized gain (loss)                           0.74++
                                                              ...............

   Total from investment activities                                  0.71
                                                              ...............

Distributions
   Net realized gain                                                (0.01)
                                                              ...............


NET ASSET VALUE
End of period                                                 $     10.70
                                                              ---------------


Ratios/Supplemental Data

Total return                                                         7.10%*
 .............................................................................
Ratio of expenses to average net assets                              1.25%+*
 .............................................................................
Ratio of net investment income to average net assets                (0.67)%+*
 .............................................................................
Portfolio turnover rate                                              13.4%
 .............................................................................
Average commission rate paid                                       0.0252
 .............................................................................
Net assets, end of period (in thousands)                      $    72,071
 .............................................................................


* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/98.
+ Annualized.
++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment protfolio.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                      December 31, 1997


-----------------------
STATEMENT OF NET ASSETS                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                           In thousands
COMMON STOCKS 98.0%

FINANCIAL 9.4%

Bank and Trust  3.9%

Astoria Financial                               6,100       $       342
 ........................................................................
Bay View Capital                                6,200               226
 ........................................................................
City National                                   9,100               336
 ........................................................................
Coast Savings Financial *                       5,400               370
 ........................................................................
Commerce Bancorp                                4,500               230
 ........................................................................
Community First Bankshares                      5,900               316
 ........................................................................
Imperial Bancorp *                              7,000               345
 ........................................................................
North Fork Bancorporation                      10,200               342
 ........................................................................
Silicon Valley Bancshares *                     5,900               330
 ........................................................................
                                                                  2,837
                                                            ............
Insurance  3.6%
Amerin *                                        9,000               254
 ........................................................................
CMAC Investment                                 6,000               362
 ........................................................................
Executive Risk                                  4,200               293
 ........................................................................
FPA Medical Management *                        8,800               165
 ........................................................................
HCC Insurance Holdings                         13,100               278
 ........................................................................
Protective Life                                 5,400               323
 ........................................................................
Triad Guaranty *                                8,500               250
 ........................................................................
UICI *                                         10,400               365
 ........................................................................
Western National                               10,500               311
 ........................................................................
                                                                  2,601
                                                            ............
Financial Services  1.9%
AmeriCredit *                                  11,000               305
 ........................................................................
FIRSTPLUS Financial *                           5,100               195
 ........................................................................
Imperial Credit Industries *                   11,700               242
 ........................................................................
Legg Mason                                      5,866               328
 ........................................................................
Metris Companies                                7,100               247
 ........................................................................
WMF Group *                                     1,833                23
 ........................................................................
                                                                  1,340
                                                            ............
Total Financial                                                   6,778
                                                            ............


T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-----------------------------------------------------------------------------

                                                  Shares/Par           Value
-----------------------------------------------------------------------------
                                                                In thousands

UTILITIES  0.4%

Telephone Services  0.4%
Comverse Technology *                                  6,800       $     264
 .............................................................................
Total Utilities                                                          264
                                                                   ..........

CONSUMER NONDURABLES  17.7%

Cosmetics  0.8%
Alberto Culver (Class B)                               7,100             228
 .............................................................................
Medicis Pharmaceutical *                               7,400             379
 .............................................................................
                                                                         607
                                                                   ..........
Beverages  0.2%
Robert Mondavi (Class A) *                             3,500             171
 .............................................................................
                                                                         171
                                                                   ..........
Food Processing  0.4%
Smithfield Foods *                                     9,900             324
 .............................................................................
                                                                         324
                                                                   ..........
Hospital Supplies/Hospital Management  6.7%
Acuson *                                              13,800             229
 .............................................................................
ADAC Laboratories *                                   10,900             214
 .............................................................................
Airgas *                                              11,300             158
 .............................................................................
Coherent *                                             3,400             119
 .............................................................................
Genesis Health Ventures *                              8,600             227
 .............................................................................
HealthCare COMPARE *                                   5,100             262
 .............................................................................
Healthdyne Technologies *                             12,900             263
 .............................................................................
Integrated Health Services                             8,709             272
 .............................................................................
Lincare *                                              5,700             326
 .............................................................................
Mentor                                                 8,800             323
 .............................................................................
National Surgery Centers *                            12,600             330
 .............................................................................
NovaCare *                                            16,400             214
 .............................................................................
Omnicare                                               9,600             298
 .............................................................................
Patterson Dental *                                     3,300             150
 .............................................................................
Pediatrix Medical Group *                              6,900             295
 .............................................................................
PhyCor *                                              10,500             284
 .............................................................................
Respironics *                                          9,300             209
 .............................................................................
Spine-Tech *                                           7,200             371
 .............................................................................
Universal Health Services *                            5,100             257
 .............................................................................
                                                                       4,801
                                                                   ...........

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
------------------------------------------------------------------------

                                                  Shares/Par      Value
------------------------------------------------------------------------
                                                           In thousands

Pharmaceuticals  2.2%
Jones Medical Industries                               7,100  $     273
 .........................................................................
Magainin Pharmaceuticals *                            11,200         91
 .........................................................................
Parexel International *                                9,000        335
 .........................................................................
Sofamor/Danek Group *                                  3,600        234
 .........................................................................
SONUS Pharmaceuticals *                                4,700        155
 .........................................................................
Theragenics *                                          5,900        214
 .........................................................................
Watson Pharmaceuticals *                               7,800        253
 .........................................................................
                                                                  1,555
                                                              ...........
Biotechnology  1.3%
Affymetrix *                                           2,700         84
 .........................................................................
Dura Pharmaceuticals *                                 6,600        304
 .........................................................................
NBTY *                                                 8,100        271
 .........................................................................
Serologicals *                                        12,000        307
 .........................................................................
                                                                    966
                                                              ...........
Health Care Services  3.0%
Concentra Managed Care *                              11,472        387
 .........................................................................
Gulf South Medical Supply *                            8,100        303
 .........................................................................
Inhale Therapeutic Systems *                           8,500        220
 .........................................................................
Novoste *                                              6,900        154
 .........................................................................
Orthodontic Centers of America *                      12,900        214
 .........................................................................
Renal Treatment Center *                               8,700        314
 .......................................................................
Thermo Vision *                                        1,680         14
 .........................................................................
Total Renal Care *                                    11,666        321
 .........................................................................
Urologix *                                            12,900        235
 .........................................................................
                                                                  2,162
                                                              ...........

Miscellaneous Consumer Products  3.1%
Blyth Industries *                                     9,000        269
 .........................................................................
Chicago Miniature Lamp *                               7,400        251
 .........................................................................
Culligan Water Technologies *                          2,300        116
 .........................................................................
Equity Corp International *                           13,100        303
 .........................................................................
Jones Apparel Group *                                  5,500        237
 .........................................................................
Libbey                                                 6,300        239
 .........................................................................
Nautica Enterprises *                                  7,500        176
 .........................................................................
Stewart Enterprises (Class A)                          6,600        308
 .........................................................................
Wolverine World Wide                                  14,600        330
 .........................................................................
                                                                  2,229
                                                             ............
Total Consumer Nondurables                                       12,815
                                                             ............

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-------------------------------------------------------------------------

                                                  Shares/Par      Value
-------------------------------------------------------------------------
                                                           In thousands

CONSUMER SERVICES  14.0%

General Merchandisers  1.1%
Bed Bath & Beyond *                                    8,400  $     323
 .........................................................................
Damark International (Class A) *                      21,200        209
 .........................................................................
Dollar Tree Stores *                                   6,150        256
 .........................................................................
                                                                    788
                                                              ...........
Specialty Merchandisers  6.6%
Borders Group *                                        9,500        297
 .........................................................................
Callaway Golf                                          8,500        243
 .........................................................................
Cannondale *                                          12,800        282
 .........................................................................
CDW Computer Centers *                                 4,100        214
 .........................................................................
CompUSA *                                              6,500        201
 .........................................................................
Eagle Hardware & Garden *                             18,900        367
 .........................................................................
General Nutrition *                                    8,000        271
 .........................................................................
Gymboree *                                             7,400        203
 .........................................................................
Insight Enterprises *                                  7,800        285
 .........................................................................
Lands' End *                                           7,000        245
 .........................................................................
Men's Wearhouse *                                      5,800        203
 .........................................................................
Petco Animal Supplies *                                2,000         49
 .........................................................................
Quality Food Centers *                                 3,000        201
 .........................................................................
Renters Choice *                                      13,700        283
 .........................................................................
Ross Stores                                            6,500        237
 .........................................................................
St. John Knits                                         7,100        284
 .........................................................................
Stein Mart *                                           8,600        230
 .........................................................................
Viking Office Products *                              12,900        283
 .........................................................................
Wet Seal (Class A) *                                   4,600        136
 .........................................................................
Williams-Sonoma *                                      5,600        234
 .........................................................................
                                                                  4,748
                                                              ...........
Entertainment and Leisure  3.5%
Applebee's                                             7,500        135
 .........................................................................
CKE Restaurants                                        5,500        232
 .........................................................................
Hollywood Entertainment *                             10,100        108
 .........................................................................
Imax *                                                12,800        278
 .........................................................................
La Quinta Inns                                         8,300        160
 .........................................................................
Landry's Seafood Restaurant *                          7,500        181
 .........................................................................
Lone Star Steakhouse & Saloon *                        5,900        104
 .........................................................................
North Face *                                           9,300        205
 .........................................................................
Outback Steakhouse *                                   6,900        200
 .........................................................................

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-----------------------------------------------------------------------------

                                                  Shares/Par          Value
-----------------------------------------------------------------------------
                                                               In thousands


Promus Hotel *                                         8,347      $     350
 .............................................................................
Signature Resorts *                                   11,200            246
 .............................................................................
West Marine *                                         12,800            288
 .............................................................................
                                                                      2,487
                                                                  ...........
Media and Communications  2.8%
American Business Information (Class A) *             17,400            176
 .............................................................................
American Business Information (Class B)               15,700            161
 .............................................................................
American Radio Systems (Class A) *                     5,200            277
 .............................................................................
Chancellor Media *                                     3,600            269
 .............................................................................
Commnet Cellular *                                     3,700            132
 .............................................................................
CSG Systems International *                            6,000            241
 .............................................................................
Jacor Communications *                                 5,100            272
 .............................................................................
Level One *                                            7,600            214
 .............................................................................
Outdoor Systems *                                      2,700            104
 .............................................................................
SFX Broadcasting *                                     2,300            185
 .............................................................................
                                                                      2,031
                                                                  ...........
Total Consumer Services                                              10,054
                                                                  ...........

CONSUMER CYCLICALS  3.4%

Automobiles and Related  2.5%
Central Parking                                        9,750            442
 .............................................................................
Gentex *                                              11,100            299
 .............................................................................
Littelfuse *                                           8,500            209
 .............................................................................
Miller Industries *                                   21,200            228
 .............................................................................
O'Reilly Automotive *                                 11,700            309
 .............................................................................
Tower Automotive *                                     7,900            332
 .............................................................................
                                                                      1,819
                                                                  ...........
Building and Real Estate  0.6%
Apartment Investment & Management (Class A), REIT      4,112            151
 .............................................................................
Apogee Enterprises                                     8,600            103
 .............................................................................
Rouse                                                  4,600            151
 .............................................................................
                                                                        405
                                                                  ...........
Miscellaneous Consumer Durables  0.3%
HA-LO Industries *                                     8,700            226
 .............................................................................
                                                                        226
                                                                  ...........
Total Consumer Cyclicals                                              2,450
                                                                  ...........
13

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-------------------------------------------------------------------------

                                                  Shares/Par      Value
-------------------------------------------------------------------------
                                                           In thousands

TECHNOLOGY  15.2%

Electronic Components  3.9%
Burr Brown *                                           5,300  $     171
 .........................................................................
Computer Products *                                    7,300        166
 ........................................................................
Dallas Semiconductor                                   5,000        204
 .........................................................................
Ducommun *                                             8,400        294
 .........................................................................
Electronics for Imaging *                              5,900         98
 .........................................................................
ENCAD *                                               10,100        280
 .........................................................................
Etec Systems *                                         4,700        218
 .........................................................................
Lattice Semiconductor *                                4,500        214
 .........................................................................
Microchip Technology *                                 5,800        174
 .........................................................................
MicroTouch Systems *                                  11,700        186
 .........................................................................
Photronics *                                           9,600        234
 .........................................................................
Sanmina *                                              3,400        231
 .........................................................................
SMART Modular Technologies *                           9,200        210
 .........................................................................
SpeedFam International *                               4,200        113
 .........................................................................
                                                                  2,793
                                                              ...........

Electronic Systems  2.4%
Black Box *                                            5,800        206
 .........................................................................
Dionex *                                               4,400        219
 .........................................................................
Electro Scientific Industries *                        2,900        111
 .........................................................................
IMNET Systems *                                        8,600        139
 .........................................................................
Kulicke & Soffa *                                      5,000         93
 .........................................................................
Novellus Systems *                                     3,200        104
 .........................................................................
Periphonics *                                            700          6
 .........................................................................
Sawtek *                                               7,400        195
 .........................................................................
Thermo Optek *                                        12,000        185
 .........................................................................
Tollgrade Communications *                            10,000        236
 .........................................................................
Uniphase *                                             5,200        214
 .........................................................................
                                                                  1,708
                                                              ...........

Information Processing  1.0%
Data Processing Resources *                            7,000        180
 .........................................................................
First USA Paymentech *                                 7,700        114
 .........................................................................
Micron Electronics *                                  20,700        188
 .........................................................................
SCI Systems *                                          4,800        209
 .........................................................................
                                                                    691
                                                              ...........

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-------------------------------------------------------------------------

                                                  Shares/Par      Value
-------------------------------------------------------------------------
                                                           In thousands

Office Automation  0.7%
Technitrol                                             8,400  $     252
 .........................................................................
Transition Systems *                                  13,100        291
 .........................................................................
                                                                    543
                                                              ...........
Specialized Computer  0.6%
Sandisk *                                              8,800        177
 .........................................................................
Symbol Technologies                                    6,700        253
 .........................................................................
                                                                    430
                                                              ...........
Telecommunications Equipment  4.7%
Aspect Telecommunications *                           13,000        273
 .........................................................................
Avant *                                                5,800         97
 .........................................................................
Coherent Communications Systems *                     11,600        327
 .........................................................................
Davox *                                                8,500        276
 .........................................................................
Dialogic *                                             4,200        183
 .........................................................................
Digital Microwave *                                   13,800        201
 .........................................................................
Harmonic Lightwaves *                                  7,500         82
 .........................................................................
Inter-Tel                                              5,400        106
 .........................................................................
LCI International *                                    9,924        305
 .........................................................................
LIN Television *                                       6,700        365
 .........................................................................
MRV Communications *                                   8,100        193
 .........................................................................
P-COM *                                               10,100        177
 .........................................................................
PairGain Technologies *                               10,100        196
 .........................................................................
Premiere Technologies *                               10,600        292
 .........................................................................
Proxim *                                              10,300        117
 .........................................................................
Tel-Save Holdings *                                   10,400        206
 .........................................................................
                                                                  3,396
                                                              ...........
Aerospace and Defense  1.9%
AAR                                                    9,600        372
 .........................................................................
Avondale Industries *                                 10,000        297
 .........................................................................
Orbital Sciences *                                    13,800        411
 .........................................................................
Precision Castparts                                    5,400        326
 .........................................................................
                                                                  1,406
                                                              ...........
Total Technology                                                 10,967
                                                              ...........


EDUCATION  1.3%

Apollo Group (Class A) *                               6,500        308
 .........................................................................
Computer Learning Centers *                            5,000        307
 .........................................................................

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-------------------------------------------------------------------------

                                                  Shares/Par      Value
-------------------------------------------------------------------------
                                                           In thousands

Learning Tree International *                         12,400  $     360
 .........................................................................
Total Education                                                     975
                                                              ...........

CAPITAL EQUIPMENT  0.9%

Electrical Equipment  0.9%
ANADIGICS *                                            9,100        278
 .........................................................................
Berg Electronics *                                    10,100        230
 .........................................................................
Power-One *                                            7,000         97
 .........................................................................
The Carbide/Graphite Group *                             900         30
 .........................................................................
Total Capital Equipment                                             635
                                                              ...........

BUSINESS SERVICES AND
TRANSPORTATION  29.4%

Computer Service and Software  14.5%
Actel *                                               19,400        246
 .........................................................................
Advent Software *                                      6,300        185
 .........................................................................
Affiliated Computer Services (Class A) *              11,500        302
 .........................................................................
Analysts International                                 4,900        170
 .........................................................................
Arbor Software *                                       5,700        232
 .........................................................................
Aspen Technology *                                     9,600        327
 .........................................................................
Autodesk                                               5,500        203
 .........................................................................
AXENT Technologies *                                  12,300        211
 .........................................................................
Cadence Design Systems *                              11,800        289
 .........................................................................
CBT ADR *                                              4,600        378
 .........................................................................
CIBER *                                                6,700        388
 .........................................................................
Citrix Systems *                                       4,700        357
 .........................................................................
Cognos *                                               3,700         85
 .........................................................................
Computer Management Sciences *                        14,400        274
 .........................................................................
Datastream *                                           6,600        203
 .........................................................................
DecisionOne Holdings*                                    666         16
 .........................................................................
Documentum *                                           5,200        219
 .........................................................................
DST Systems *                                          7,700        329
 .........................................................................
E*TRADE *                                             12,000        276
 .........................................................................
Electronic Arts *                                      8,000        303
 .........................................................................
FARO Technologies *                                    5,000         61
 .........................................................................
HBO                                                    7,320        351
 .........................................................................
Hyperion Software *                                    6,000        216
 .........................................................................

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-------------------------------------------------------------------------

                                                  Shares/Par      Value
-------------------------------------------------------------------------
                                                           In thousands

IDX Systems *                                         10,200  $     378
 .........................................................................
Integrated Systems Consulting Group *                 16,300        176
 .........................................................................
Intuit *                                               2,200         91
 .........................................................................
JDA Software Group *                                   6,700        232
 .........................................................................
Keane *                                                7,200        292
 .........................................................................
Legato Systems *                                       4,400        193
 .........................................................................
National Data                                          3,400        123
 .........................................................................
National Instruments *                                10,200        305
 .........................................................................
Network Associates *                                   6,500        343
 .........................................................................
QuickResponse Services *                               8,000        294
 .........................................................................
Remedy *                                               6,000        126
 .........................................................................
SPSS *                                                14,300        272
 .........................................................................
Structural Dynamics Research *                         7,500        170
 .........................................................................
SunGard Data Systems *                                 2,600         81
 .........................................................................
Sykes Enterprises *                                    9,300        183
 .........................................................................
Synopsys *                                             7,500        268
 .........................................................................
Systems & Computer Technology *                        6,300        314
 .........................................................................
Transaction Systems Architects *                       7,400        281
 .........................................................................
Vanstar *                                              9,300        105
 .........................................................................
VERITAS Software *                                     4,300        219
 .........................................................................
Visio *                                                5,000        193
 .........................................................................
Zebra Technologies (Class A) *                         6,400        192
 .........................................................................
                                                                 10,452
                                                              ...........
Distribution Services  2.3%
AmeriSource Health *                                   5,100        297
 .........................................................................
Barnett *                                             14,100        314
 .........................................................................
Central Garden & Pet *                                 7,100        187
 .........................................................................
Daisytek International *                               1,100         38
 .........................................................................
Danka Business Systems ADR                             5,800         93
 .........................................................................
Richfood Holdings                                      9,800        277
 .........................................................................
Tech Data *                                            5,900        230
 .........................................................................
Watsco                                                 9,500        235
 .........................................................................
                                                                  1,671
                                                              ...........
Environmental  0.4%
Allied Waste Industries *                             13,400        313
 .........................................................................
                                                                    313
                                                              ...........

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-------------------------------------------------------------------------

                                                  Shares/Par      Value
-------------------------------------------------------------------------
                                                           In thousands

Transportation Services  2.5%
BE Aerospace *                                         6,600  $     177
 ........................................................................
Coach USA *                                           10,200        342
 ........................................................................
Eagle USA Air Freight *                                5,900        169
 ........................................................................
Expeditors International of Washington                 6,600        257
 ........................................................................
Heartland Express *                                    8,500        232
 ........................................................................
Seacor Smit *                                          4,700        283
 ........................................................................
Swift Transportation *                                10,100        329
 ........................................................................
                                                                  1,789
                                                              ..........

Miscellaneous Business Services  9.0%
ABR Information Service *                              1,100         27
 ........................................................................
AccuStaff *                                            8,700        200
 ........................................................................
AMRESCO *                                              8,200        245
 ........................................................................
BISYS Group *                                          8,800        294
 ........................................................................
Caribiner International *                              7,300        325
 ........................................................................
Concord EFS *                                          8,900        222
 ........................................................................
Consolidated Graphics *                                4,100        191
 ........................................................................
COREStaff *                                           11,400        303
 ........................................................................
CORT Business *                                        8,100        322
 ........................................................................
Eltron International *                                 8,000        245
 ........................................................................
Fair, Issac and Company                                4,800        160
 ........................................................................
Fastenal                                               6,000        231
 ........................................................................
G & K Services                                         5,600        235
 ........................................................................
GTECH *                                                8,300        265
 ........................................................................
Kent Electronics *                                     7,600        191
 ........................................................................
Merrill                                                3,900         90
 ........................................................................
META Group *                                          12,000        268
 ........................................................................
Norrell                                                7,600        151
 ........................................................................
Paging Network *                                      17,300        186
 ........................................................................
PMT Services *                                        15,100        211
 ........................................................................
Registry *                                             6,220        288
 ........................................................................
Rent Way *                                            14,700        273
 ........................................................................
Romac International *                                 10,200        249
 ........................................................................
Sealed Air *                                           4,500        278
 ........................................................................
Service Experts *                                      8,000        229
 ........................................................................
Superior Services *                                   10,700        312
 ........................................................................

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
-------------------------------------------------------------------------

                                                  Shares/Par      Value
-------------------------------------------------------------------------
                                                           In thousands

Sylvan Learning Systems *                              5,100  $     200
 ........................................................................
Tetra Tech *                                          14,500        294
 ........................................................................
                                                                  6,485
                                                              ..........
Airlines  0.6%
Comair Holdings                                       16,950        411
 ........................................................................
                                                                    411
                                                              ..........
Railroads  0.1%
Wisconsin Central Transport *                          1,900         44
 ........................................................................
                                                                     44
                                                              ..........
Total Business Services and Transportation                       21,165
                                                              ..........


ENERGY  3.6%

Energy Services  2.0%
BJ Services *                                          3,100        223
 ........................................................................
CalEnergy *                                           10,300        296
 ........................................................................
Falcon Drilling *                                      6,200        218
 ........................................................................
Newpark Resources *                                   15,600        273
 ........................................................................
Offshore Logistics *                                  10,400        224
 ........................................................................
Smith International *                                  3,000        184
 ........................................................................
                                                                  1,418
                                                              ..........
Exploration and Production  1.6%
Devon Energy                                           6,000        231
 ........................................................................
EVI *                                                  4,100        212
 ........................................................................
Noble Affiliates                                       6,100        215
 ........................................................................
Swift Energy *                                        11,350        239
 ........................................................................
Vintage Petroleum                                     13,800        262
 ........................................................................
                                                                  1,159
                                                              ..........
Total Energy                                                      2,577
                                                              ..........

PROCESS INDUSTRIES  1.9%

Specialty Chemicals  0.5%
Sybron International *                                 7,700        361
 ........................................................................
                                                                    361
                                                              ..........
Building and Construction  1.4%
American Homestar *                                   17,700        292
 ........................................................................
Blount International (Class A)                         8,400        224
 ........................................................................
Fairfield Communities *                                4,800        212
 ........................................................................

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
------------------------------------------------------------------------

                                                  Shares/Par     Value
------------------------------------------------------------------------
                                                           In thousands

NCI Building Systems *                                 7,900  $    280
 ........................................................................
                                                                 1,008
                                                              ..........
Total Process Industries                                         1,369
                                                              ..........

BASIC MATERIALS  0.8%

Metals  0.3%
RMI Titanium *                                        12,600       252
 ........................................................................
                                                                   252
                                                              ..........
Miscellaneous Materials  0.5%
Box Hill Systems *                                    12,500       130
 ........................................................................
Valmont Industries                                    10,800       215
 ........................................................................
                                                                   345
                                                              ..........
Total Basic Materials                                              597
                                                              ..........


Total Common Stocks (Cost $70,567)                              70,646
                                                              ..........


SHORT-TERM INVESTMENTS  1.5%

Money Market Funds  1.5%
Reserve Investment Fund, 5.84% #                   1,045,772     1,046
 ........................................................................


Total Short-Term Investments (Cost $1,046)                       1,046
                                                              ..........

20
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Total Investments in Securities
99.5% of Net Assets (Cost $71,613)                                  $   71,692


Other Assets Less Liabilities                                              379
                                                                    ............



NET ASSETS                                                          $   72,071
                                                                    ------------

Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions           $      195
Net unrealized gain (loss)                                                  79
Paid-in-capital applicable to 6,733,415 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized        71,797
                                                                    ............


NET ASSETS                                                          $   72,071
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $    10.70
                                                                    ------------


   * Non-income producing
   # Seven-day yield
 ADR American Depository Receipt
REIT Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands


                                                                  6/30/97
                                                                  Through
                                                                  12/31/97


  Investment Income
  Income
   Interest                                                     $       98
   Dividend                                                             54
                                                                ............
   Total income                                                        152
                                                                ............
  Expenses
   Shareholder servicing                                               137
   Investment management                                                81
   Custody and accounting                                               65
   Registration                                                         24
   Legal and audit                                                       6
   Prospectus and shareholder reports                                    5
   Directors                                                             3
   Miscellaneous                                                         5
                                                                ............
   Total expenses                                                      326
                                                                ............
  Net investment income                                               (174)
                                                                ............

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on securities                               431
  Change in net unrealized gain or loss on securities                   79
                                                                ............
  Net realized and unrealized gain (loss)                              510
                                                                ............

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                        $      336
                                                                ------------


The accompanying notes are an integral part of these financial statements.

22
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                         6/30/97
                                                         Through
                                                        12/31/97

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                               $    (174)
   Net realized gain (loss)                                  431
   Change in net unrealized gain or loss                      79
                                                       ............
   Increase (decrease) in net assets from operations         336
                                                       ............

  Distributions to shareholders
   Net realized gain                                         (67)
                                                       ............

  Capital share transactions*
   Shares sold                                            81,333
   Distributions reinvested                                   65
   Shares redeemed                                        (9,747)
   Redemption fees received                                   51
                                                       ............
   Increase (decrease) in net assets from capital
   share transactions                                     71,702
                                                       ............

  Net Assets

  Increase (decrease) during period                       71,971
  Beginning of period                                        100
                                                       ............

  End of period                                        $  72,071
                                                       ------------

*Share information
   Shares sold                                             7,622
   Distributions reinvested                                    6
   Shares redeemed                                          (905)
                                                       ............
   Increase (decrease) in shares outstanding               6,723


The accompanying notes are an integral part of these financial statements.

23
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                               December 31, 1997


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------



NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $76,550,000 and $6,414,000, respectively, for the year ended December 31, 1997.



NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 1997. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.


--------------------------------------------------------------------------------
Undistributed net investment income                                 $  174,000
Undistributed net realized gain                                       (169,000)
Paid-in-capital                                                         (5,000)


At December 31, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $71,613,000, and net unrealized gain aggregated $79,000, of which $5,999,000 related to appreciated investments and $5,920,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $30,000 was payable at December 31, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. The

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


effective annual group fee rate was 0.32% at December 31, 1997, and 0.33% for the year then ended. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.25%. Thereafter, through December 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $94,000 of management fees were not accrued by the fund for the year ended December 31, 1997.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $135,000 for the year ended December 31, 1997, of which $30,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1997, totaled $60,000 and are reflected as interest income in the accompanying Statement of Operations.

26
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------



---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Board of Directors and Shareholders of
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with custodians and, where appropriate, the application of alternative auditing procedures for unsettled security transactions, provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Baltimore, Maryland
January 21, 1998

27
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/97
--------------------------------------------------------------------------------


We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 . $67,000 from short-term capital gains.

For corporate shareholders, 39% of the fund's distributed short-term capital gains qualified for the dividends-received deduction.

--------------------------------------------------------------------------------

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------



INVESTMENT SERVICES AND INFORMATION



KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.



ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services  Including Tele*Access(R) and T. Rowe Price OnLine.



DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.



INVESTMENT INFORMATION

Combined Statement Overview of your T. Rowe Price accounts.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


*A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

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

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Diversified Small-Cap
Growth Fund.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


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T. Rowe Price Investment Services, Inc., Distributor.